Pay vs Performance Disclosure	12 Months Ended
	Feb. 01, 2025 USD ($)	Feb. 03, 2024 USD ($)	Jan. 28, 2023 USD ($)	Jan. 29, 2022 USD ($)	Jan. 30, 2021 USD ($)
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay Versus Performance Disclosure
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation S-K, we are providing the following information about the relationship between executive compensation actually paid and certain financial performance of our Company, illustrating pay versus performance, or PVP.
					Value of Initial Fixed $100 Investment Based On:
Fiscal Year	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for non-PEO NEOs	Average Compensation Actually Paid to non-PEO NEOs	Total Shareholder Return	Peer Group Total Shareholder Return	Net Income ($M)	Marvell TSR Relative to S&P 500 TSR
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
2025	$32,160,142	$144,383,348	$8,635,432	$35,103,944	$480.7	$299.0	$(885.0)	44.1
2024	$45,163,040	$119,693,800	$8,524,389	$22,930,328	$286.8	$256.1	$(933.4)	29.5%
2023	$22,442,578	$(7,825,315)	$10,060,637	$1,326,725	$187.0	$171.7	$(163.5)	-26.3%
2022	$15,510,223	$57,345,982	$5,938,147	$16,708,351	$278.9	$189.8	$(421.0)	8.4%
2021	$14,615,795	$88,303,946	$4,064,191	$23,663,552	$215.5	$164.0	$(277.3)	98.3%
In the above table, Mr. Murphy is the PEO for fiscal years 2021-2025. The non-PEO named executive officers reflect the following individuals in each year:
2025:
Raghib Hussain, Willem Meintjes, Chris Koopmans, and Mark Casper.

2024:
Raghib Hussain, Willem Meintjes, Chris Koopmans, Sandeep Bharathi, and Mark Casper.

2023:
Raghib Hussain, Willem Meintjes and Jean Hu (each serving as CFO for part of the fiscal year), Chris Koopmans and Dan Christman.

2022:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2021:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

	FY 2025
Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$32,160,142	$8,635,432
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(27,863,106)	$(7,140,976)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$51,796,903	$12,835,400
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$87,287,864	$19,895,930
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,874,657	$671,719
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(873,113)	$206,438
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$144,383,348	$35,103,944
Given a significant amount of the values for Compensation Actually Paid to our PEO and the other NEOs are based on our stock price as of a particular date in time, and specifically under the SEC rules, required to be the last day of the listed fiscal year, it is important to note that the values could have been dramatically different if other dates were chosen. Accordingly, the values in the columns for Compensation Actually Paid to our PEO and the other NEOs could have been significantly less if other dates were chosen or if our stock price happened to be lower on the last day of the listed fiscal year.

Company Selected Measure Name	Marvell TSR Relative to S&P 500 TSR
Named Executive Officers, Footnote
In the above table, Mr. Murphy is the PEO for fiscal years 2021-2025. The non-PEO named executive officers reflect the following individuals in each year:
2025:
Raghib Hussain, Willem Meintjes, Chris Koopmans, and Mark Casper.

2024:
Raghib Hussain, Willem Meintjes, Chris Koopmans, Sandeep Bharathi, and Mark Casper.

2023:
Raghib Hussain, Willem Meintjes and Jean Hu (each serving as CFO for part of the fiscal year), Chris Koopmans and Dan Christman.
2022:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

2021:
Raghib Hussain, Jean Hu, Mitchell Gaynor, and Dan Christman.

PEO Total Compensation Amount	$ 32,160,142	$ 45,163,040	$ 22,442,578	$ 15,510,223	$ 14,615,795
PEO Actually Paid Compensation Amount	$ 144,383,348	119,693,800	(7,825,315)	57,345,982	88,303,946
Adjustment To PEO Compensation, Footnote
	FY 2025
Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$32,160,142	$8,635,432
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(27,863,106)	$(7,140,976)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$51,796,903	$12,835,400
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$87,287,864	$19,895,930
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,874,657	$671,719
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(873,113)	$206,438
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$144,383,348	$35,103,944

Non-PEO NEO Average Total Compensation Amount	$ 8,635,432	8,524,389	10,060,637	5,938,147	4,064,191
Non-PEO NEO Average Compensation Actually Paid Amount	$ 35,103,944	22,930,328	1,326,725	16,708,351	23,663,552
Adjustment to Non-PEO NEO Compensation Footnote
	FY 2025
Adjustments to Reported Summary Compensation Table Total for CEO and Non-CEO Named Executive Officers	CEO	Non-CEO Named Executive Officers (Average)
Summary Compensation Table Total	$32,160,142	$8,635,432
- Grant Date Fair Value of Option Awards and Stock Awards Granted in Fiscal Year	$(27,863,106)	$(7,140,976)
+ Fair Value at Fiscal Year-End of Outstanding and Unvested Option Awards and Stock Awards Granted in Fiscal Year	$51,796,903	$12,835,400
+ Change in Fair Value of Outstanding and Unvested Option Awards and Stock Awards Granted in Prior Fiscal Years	$87,287,864	$19,895,930
+ Fair Value at Vesting of Option Awards and Stock Awards Granted in Fiscal Year That Vested During Fiscal Year	$1,874,657	$671,719
+ Change in Fair Value as of Vesting Date of Option Awards and Stock Awards Granted in Prior Fiscal Years For Which Applicable Vesting Conditions Were Satisfied During Fiscal Year	$(873,113)	$206,438
- Fair Value as of Prior Fiscal Year-End of Option Awards and Stock Awards Granted in Prior Fiscal Years That Failed to Meet Applicable Vesting Conditions During Fiscal Year	$0	$0
Compensation Actually Paid	$144,383,348	$35,103,944

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table
The following table lists the financial performance measures that we believe represent the most important financial performance measures we used to link compensation actually paid to our named executive officers to our performance:
Most Important Performance Measures
Relative Total Shareholder Return (TSR)
Revenue
Earnings per Share (EPS)
Non-GAAP Gross Margin
Non-GAAP Operating Income Margin

Total Shareholder Return Amount	$ 480.7	286.8	187	278.9	215.5
Peer Group Total Shareholder Return Amount	299	256.1	171.7	189.8	164
Net Income (Loss)	$ (885,000,000)	$ (933,400,000)	$ (163,500,000)	$ (421,000,000)	$ (277,300,000)
Company Selected Measure Amount	44.1	29.5	(26.3)	8.4	98.3
PEO Name	Mr. Murphy
Measure:: 1
Pay vs Performance Disclosure
Name	Relative Total Shareholder Return (TSR)
Measure:: 2
Pay vs Performance Disclosure
Name	Revenue
Measure:: 3
Pay vs Performance Disclosure
Name	Earnings per Share (EPS)
Measure:: 4
Pay vs Performance Disclosure
Name	Non-GAAP Gross Margin
Measure:: 5
Pay vs Performance Disclosure
Name	Non-GAAP Operating Income Margin
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (27,863,106)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	51,796,903
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	87,287,864
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,874,657
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(873,113)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,140,976)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	12,835,400
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	19,895,930
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	671,719
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	206,438
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0